ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 985,990	$ 738,101
Provision/(Reverse) for doubtful accounts	(117,017)	247,889
Ending balance	$ 868,973	$ 985,990